Comprehensive Income - Schedule of Changes in Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income Loss [Line Items]
Balance	$ 623.5	$ 351.5	$ 524.6
Balance	111.1	623.5	351.5
Pension and Other Postretirement Benefits Plan Cost
Accumulated Other Comprehensive Income Loss [Line Items]
Balance	0.0	(665.2)	(495.3)
Other comprehensive income (loss) before reclassifications	6.7	5.7	(244.5)
Amounts reclassified from accumulated other comprehensive loss	0.4	21.8	74.6
Transfer of pension plan to parent company, net	(59.3)	637.7
Net change in accumulated other comprehensive loss	(52.2)	665.2	(169.9)
Balance	(52.2)	0.0	(665.2)
Translation adjustments
Accumulated Other Comprehensive Income Loss [Line Items]
Balance	(16.0)	(8.5)	(5.6)
Other comprehensive income (loss) before reclassifications	(0.1)	(7.5)	(2.9)
Amounts reclassified from accumulated other comprehensive loss	0.0	0.0	0.0
Transfer of pension plan to parent company, net	0.0	0.0
Net change in accumulated other comprehensive loss	(0.1)	(7.5)	(2.9)
Balance	(16.1)	(16.0)	(8.5)
Accumulated Other Comprehensive Loss
Accumulated Other Comprehensive Income Loss [Line Items]
Balance	(16.0)	(673.7)	(500.9)
Other comprehensive income (loss) before reclassifications	6.6	(1.8)	(247.4)
Amounts reclassified from accumulated other comprehensive loss	0.4	21.8	74.6
Transfer of pension plan to parent company, net	(59.3)	637.7
Net change in accumulated other comprehensive loss	(52.3)	657.7	(172.8)
Balance	$ (68.3)	$ (16.0)	$ (673.7)